STAGECOACH FUNDS, INC.

                            Prime Money Market Fund
                        Treasury Plus Money Market Fund

                             Administrative Class

                   SUPPLEMENT DATED DECEMBER 14, 1998 TO THE
       PROSPECTUS DATED AUGUST 1, 1998 AS SUPPLEMENTED ON NOVEMBER 24, 1998


The Administrative Classes of the Prime Money Market and Treasury Plus Money Market Funds are closed to new investors. Current shareholders of these Classes may continue to purchase additional shares.





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                      [MORRISON & FOERSTER LLP LETTERHEAD]


                                December 14, 1998

                                               Writer's Direct Dial Number
                                                 (202) 887-1537


Via EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

              Re:    Stagecoach Funds, Inc.
              Registration Nos. 33-42927; 811-6419

Ladies and Gentlemen:

         In connection with the registration of Stagecoach Funds, Inc. under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to 17 C.F.R. 230.497(e), we are transmitting herewith for filing a supplement dated December 14, 1998 to the prospectus dated August 1, 1998 and supplemented on November 24, 1998 for the Administrative Class shares of the Stagecoach Prime Money Market Fund and Treasury Plus Money Market Fund.

         The supplement is being filed to close the Administrative Class shares of the Stagecoach Prime Money Market Fund and Treasury Plus Money Market Fund to prospective new investors.

         If you have any questions, please contact the undersigned at the number indicated above.


                                                     Very truly yours,

                                                     /s/ Janis E. Fonda

                                                     Janis E. Fonda